Document and Entity Information	Jul. 19, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jul. 19, 2023
Entity Registrant Name	Zalatoris Acquisition Corp.
Entity Incorporation State Country Code	DE
Entity File Number	001-41143
Entity Tax Identification Number	86-1837862
Entity Address, Address Line One	99 Wall Street
Entity Address, Address Line Two	Suite 5801
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	646
Local Phone Number	450-2536
Entity Information, Former Legal or Registered Name	Trajectory Alpha Acquisition Corp.
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001846750
Amendment Flag	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	TCOA
Security Exchange Name	NYSE
Public Warrants Each Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Public Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	TCOA WS
Security Exchange Name	NYSE
Units Each Consisting Of One Share Of Class A Common Stock And One Half Of One Redeemable Public Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of Class A Common Stock and one-half of one redeemable Public Warrant
Trading Symbol	TCOA.U
Security Exchange Name	NYSE